Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	ARCHAEA ENERGY INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to Form S-1 (this “Amendment”) is being filed by Archaea Energy Inc. (“Archaea” or the “registrant”) pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended (the “Securities Act”), to amend and restate the Registration Statement on Form S-1 (Registration Statement No. 333-260094) (the “Existing Registration Statement”), which was declared effective on October 21, 2021. This Amendment, among other things, updates the Existing Registration Statement to (i) include certain information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021 (the “2021 Annual Report”), which was filed with the Securities and Exchange Commission (the “SEC”) on March 18, 2022, Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2022, which was filed with the SEC on May 13, 2022, Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2022, which was filed with the SEC on August 15, 2022, and definitive proxy statement for its 2022 annual meeting of stockholders, which was filed with the SEC on April 5, 2022, and (ii) remove certain references to the Public Warrants and the Forward Purchase Warrants (each as defined below) to reflect the redemption or exercise of all such warrants on or before December 6, 2021. This Amendment amends and restates the information contained in the Existing Registration Statement (and all amendments thereto) and the prospectus contained therein. The Existing Registration Statement relates to the issuance by Archaea of up to 18,883,492 shares of its Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), which consist of (i) 11,862,492 shares of Class A Common Stock that may be issued upon the exercise of the 11,862,492 warrants (the “Public Warrants”) originally sold as part of the units issued in the initial public offering (the “IPO”) of Rice Acquisition Corp. (“RAC”), (ii) 6,771,000 shares of Class A Common Stock that may be issued upon the exercise of the 6,771,000 warrants originally issued to Rice Acquisition Sponsor LLC (the “Sponsor”) and Atlas Point Energy Infrastructure Fund, LLC (“Atlas”) in a private placement that closed simultaneously with the consummation of the IPO (the “Private Placement Warrants”) and (iii) 250,000 shares of Class A Common Stock that may be issued upon the exercise of the 250,000 warrants issued to Atlas in a private placement that closed simultaneously with the consummation of the Business Combinations (as defined herein) (the “Forward Purchase Warrants”). The Existing Registration Statement also registered the resale from time to time of 6,771,000 Private Placement Warrants, 250,000 Forward Purchase Warrants and 110,334,394 shares of Class A Common Stock by the selling security holders named in the Existing Registration Statement or their permitted transferees.Subsequent to the effective date of the Existing Registration Date and prior to the date hereof, in addition to the redemption or exercise of all of the Public Warrants and Forward Purchase Warrants, 234,399 Private Placement Warrants have been exercised and 35,699,699 shares of Class A Common Stock have been resold by the selling security holders named in the Existing Registration statement or their permitted transferees.No additional securities are being registered hereby. All applicable registration fees were paid at the time of the initial filing of the Existing Registration Statement.
Entity Central Index Key	0001823766
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2867266